Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,450	$ 3,137	$ 3,378
Prepaid expenses and other current assets	264	537	4,066
Total current assets	3,714	3,674	7,444
Property and equipment, net	1	3	9
Right-of-use lease asset	19	5	93
Non-current deposits		412	1,259
Total assets	3,734	4,094	8,805
Current liabilities:
Accounts payable	114	4,599	3,543
Accrued and other current liabilities	549	1,669	4,618
Total current liabilities	663	6,268	8,161
Lease liability	9		37
Total liabilities	672	6,268	8,198
Stockholders’ equity (deficit):
Common stock, $0.001 par value; 250,000,000 shares authorized at March 31, 2025 and 100,000,000 shares authorized at December 31, 2024; 863,902 shares issued and outstanding at March 31, 2025 and 36,913 shares issued and outstanding at December 31, 2024	1	0	0
Additional paid-in capital	443,521	438,211	429,797
Accumulated other comprehensive loss		(891)	(908)
Accumulated deficit	(440,461)	(439,494)	(428,282)
Total stockholders’ equity (deficit)	3,062	(2,174)	607
Total liabilities and stockholders’ equity (deficit)	3,734	4,094	8,805
6% Convertible Exchangeable Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Series C Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Series D Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Series E Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value	$ 1